Note 23 - Critical Values (Detail) - AM [Member]	12 Months Ended
Dec. 31, 2019
Change in Key Assumptions
Discount rate (post tax) increase from	9.60%
Discount rate (post tax) increase to	9.70%
Change in projected future earnings in each period by	(1.30%)
from	1.20%
to	1.00%